Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Allowance for Doubtful Accounts

The following table displays a roll forward of the allowance for doubtful trade receivables for fiscal years 2017 and 2018.

(in Millions)
Balance, December 31, 2016	$16.6
Additions — charged to expense	8.4
Transfer from (to) allowance for credit losses (see below)	9.5
Net recoveries, write-offs and other	4.1
Balance, December 31, 2017	$38.6
Additions — charged to expense (1)	58.0
Transfer from (to) allowance for credit losses (see below)	(17.3)
Net recoveries, write-offs and other (1)	(56.9)
Balance, December 31, 2018	$22.4

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(1)
Includes the charge and write-off of approximately $42 million associated with the stranded accounts receivables written off as part of the restructuring in India. The charge was recorded as a component of "Restructuring and other charges (income)" on the consolidated statements of income (loss). Refer to Note 8 for further information.

Schedule of Allowance of Credit Losses Rollforward
The following table displays a roll forward of the allowance for credit losses related to long-term customer receivables for fiscal years 2017 and 2018.

(in Millions)
Balance, December 31, 2016	$49.1
Additions — charged to expense	13.7
Transfer from (to) allowance for doubtful accounts (see above)	(9.5)
Net recoveries, write-offs and other	(6.2)
Balance, December 31, 2017	$47.1
Additions — charged to expense	13.4
Transfer from (to) allowance for doubtful accounts (see above)	17.3
Foreign currency adjustments	(4.1)
Net recoveries, write-offs and other	(13.2)
Balance, December 31, 2018	$60.5